Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 1,843	$ 1,889
Money market funds, reverse repurchase agreements and other cash equivalents	7,830	4,886
Total cash and cash equivalents per Group balance sheet	9,673	6,775	[1]
Bank overdrafts repayable on demand (unsecured)	(1)	(1)
Total cash and cash equivalents per Group cash flow statement	$ 9,672	$ 6,774		$ 12,805	$ 10,381

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.